Consolidated Statements of Changes In Shareholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Common stock issued under Employee Stock Purchase Plan (ESPP), shares	1,052	1,357